Future Operations and Going Concern (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Future Operations and Going Concern [Abstract]
Net operating loss	$ (40,879)	$ (27,316)
Working capital	$ 476,600